Segment information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Revenue from External Customer [Line Items]
Total revenues	$ 13,397,793	$ 15,524,259	$ 15,309,365
Total cost of revenues	12,224,851	12,639,984	12,221,662
Total gross profit	1,172,942	2,884,275	3,087,703
Total revenues	13,397,793	15,524,259	15,309,365
Projects [Member]
Revenue from External Customer [Line Items]
Total revenues	12,339,392	7,467,346	8,792,782
Total cost of revenues	11,339,101	5,697,177	6,639,072
Total gross profit	1,000,291	1,770,169	2,153,710
Products [Member]
Revenue from External Customer [Line Items]
Total revenues	811,812	7,748,444	6,150,640
Total cost of revenues	669,855	6,659,702	5,245,587
Total gross profit	141,957	1,088,742	905,053
Services [Member]
Revenue from External Customer [Line Items]
Total revenues	246,589	308,469	365,943
Total cost of revenues	215,895	283,105	337,003
Total gross profit	30,694	25,364	28,940
Over Time [Member]
Revenue from External Customer [Line Items]
Total revenues	12,339,392	7,467,346	8,792,782
Point In Time [Member]
Revenue from External Customer [Line Items]
Total revenues	$ 1,058,401	$ 8,056,913	$ 6,516,583